Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of accrued expenses and other liabilities [Abstract]
Employees and related institutions	$ 229	$ 584
Accrued expenses	580	665
Other payables	221	279
Accrued expenses and other liabilities	$ 1,030	$ 1,528